UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

130 East Capitol Drive

P.O. Box 48

Hartland, Wisconsin 53029

(Address of principal executive offices)

 (Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

Copies to:

Robert J Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: 262-369-9180

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Frontier Microcap Fund

24/7 REAL MEDIA, INC

Ticker Symbol:TFSM	Cusip Number:901314203
Record Date: 9/9/2005	Meeting Date: 11/1/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Proposal to amend the company's 2002 stock incentive plan to increase the number of incentives available	Against	Issuer	For	With
3	To ratify the appointment of Goldstein Golub kessler LLP as independent certified public accountants for year ending 12/31/05.	For	Issuer	For	With
4	Authority to vote in their discretion on such other matters as may properly come before the meeting	For	Issuer	Against	With

ALANCO TECHNOLOGIES, INC.

Ticker Symbol:ALAN	Cusip Number:001612405
Record Date: 11/25/2005	Meeting Date: 1/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for election of directors.	Against	Issuer	For	With
2	Approval of the Alanco 2005 stock option plan.	Against	Issuer	For	With
3	Approval of the Alanco 2005 directors and officers stock option plan.	Against	Issuer	For	With
4	Approval to authorize the board of directors, only, if necessary, to reverse split the company's outstanding class a common stock on the basis of one share of class a common stock for up to ten shares outstanding. If the board of directors has not effected the action contemplated by December 31, 2008, this authorization will cease.	For	Issuer	For	With

AMERICAN SHARED HOSPITAL

Ticker Symbol:AMS	Cusip Number:029595105
Record Date: 5/1/2006	Meeting Date: 6/28/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	To approve the company's 2006 stock incentive plan, as successor to the 2001 and 1995 stock option plans	For	Issuer	For	With
3	To approve the company's long term incentive compensation plan for officers and other employees	For	Issuer	For	With
4	To ratify the appointment of Moss Adams LLP as the company's independent registered public accounting firm for year ending Dec. 31, 2006	For	Issuer	For	With

API ELECTRONICS GROUP CORP

Ticker Symbol:APII	Cusip Number:001859107
Record Date: 8/22/2005	Meeting Date: 9/22/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect directors as nominated by management	Against	Issuer	For	With
2	Appoint BDO Dunwoody LLP, as auditors for the ensuing year	For	Issuer	For	With

AROTECH CORPORATION

Ticker Symbol:ARTX	Cusip Number:042682104
Record Date: 10/24/2005	Meeting Date: 12/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Permit Board to make scheduled principal payments on our outstanding senior secured convertible notes in stock.	Against	Issuer	For	With
2	Permit Board to adjust the exercise prices of certain of our outstanding warrants.	Against	Issuer	For	With
3	Ratify the appointment of Kost, Forer, Gabbay & Kasierer independent certifiec public accountants in Israel and a member of Ernst & Young Int'l, as our independent accountants for fiscal year ended 12-31-05.	For	Issuer	For	With

AROTECH CORPORATION

Ticker Symbol:ARTY	Cusip Number:042682104
Record Date: 4/21/2006	Meeting Date: 6/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Against	Issuer	For	With
2	Ratify the issuance of warrants expiring March 31, 2008 to purchase up to 4 million shares of common stock at $0.594 per share	Against	Issuer	For	With
3	Amend the certificate of incorporation in order to effect a 1-for-14 reverse stock split	For	Issuer	For	With

BOVIE MEDICAL CORPORATION

Ticker Symbol:BUX	Cusip Number:10211F100
Record Date: 9/16/2005	Meeting Date: 10/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify the selection of Bloom & Company as independent auditors	For	Issuer	For	With

CAPITAVA SOFTWARE CORPORATION

Ticker Symbol:CPTV	Cusip Number:14703T109
Record Date: 11/17/2005	Meeting Date: 12/23/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve the agreement and plan of merger, dated 10-20-05, among Captive, EMC Corp and Epiphany merger Corp.	For	Issuer	For	With
2	To grant the persons names as proxies, discretionary authority to vote, adjourn, or postpone the special meeting, as necessary	Against	Issuer	For	With

CARDIA SCIENCE, INC

Ticker Symbol:DFIB	Cusip Number:141410209
Record Date: 7/14/2005	Meeting Date: 8/31/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve the agreement and plan of merger dated 02/28/05, among Quinton Cardiology Systems, Cardiac Science, CSQ Holdings, Rhythm Acquisition and Heart Acquisition Corp	For	Issuer	For	With

CARDINAL COMMUNICATIONS, INC

Ticker Symbol:C	Cusip Number:14148P108
Record Date: 5/12/2006	Meeting Date: 6/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify the appointment of AJ Robbins as independent auditors	For	Issuer	For	With
3	Authorize a reverse stock split of the common stock	For	Issuer	For	With
4	Authorize a forward stock split of the common stock	Against	Issuer	For	With

CIRCLE GROUP HOLDINGS INC

Ticker Symbol:CXN	Cusip Number:172570103
Record Date: 5/15/2006	Meeting Date: 6/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Amend the company's articles of incorporation to change the name to Z-trim Holdings Inc	For	Issuer	For	With
2	Amend the articles of incorporation to change the number of votes required to amend the company's articles from two-thirds to a majority of the shares entitled to vote	For	Issuer	For	With

CITY TELECOM LIMITED

Ticker Symbol:CTEL	Cusip Number:178677209
Record Date: 11/17/2005	Meeting Date: 12/29/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To adopt the audited consilidated financial statements and reports of the directors and auditors	For	Issuer	For	With
2	To Elect directors	For	Issuer	For	With
3	Authorize the Board to fix the directors' remuneration	Against	Issuer	For	With
4	To appoint the Auditors	For	Issuer	For	With
5	To grant a general mandate to the directors to issues shares of the company	Against	Issuer	For	With
6	To grant a general mandate to the directors to repurchase shares of the company	For	Issuer	For	With
7	To extend the genreal mandate to issue securiteis in resolution No 5 by the amount of shares repurchased under resolution No 6	For	Issuer	For	With
8	To amend the articles of association of the company	Against	Issuer	For	With

CONEXANT SYSTEMS INC

Ticker Symbol:CNXT	Cusip Number:207142100
Record Date: 12/30/2005	Meeting Date: 2/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify the appointment of Deloitte & Touche LLP as auditors	For	Issuer	For	With

CYANOTECH CORPORATION

Ticker Symbol:CYAN	Cusip Number:232437202
Record Date: 6/24/2005	Meeting Date: 8/22/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Approve the 2005 stock option and stock grant plan	For	Issuer	For	With
3.	Ratify the selection of KPMG LLP as independent auditors for the fiscal year ending 3/31/06	For	Issuer	For	With

CYBERSOURCE CORPORATION

Ticker Symbol:CYBS	Cusip Number:23251J106
Record Date: 3/22/2006	Meeting Date: 5/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify the company's amended and restated 1999 stock option plan to increase the number of shares reserved and provide for the grant of restricted shares	For	Issuer	For	With
3	ratify the appointment of Ernst & Young LLP as independent auditors for the year end December 31, 2006	For	Issuer	For	With

DPACTECHNOLOGIES CORP

Ticker Symbol:DPAC	Cusip Number:233269109
Record Date: 1/1/2006	Meeting Date: 2/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	To Approve the agreement and plan of reorganization dated 04/26/2005, as amended, among Quatech Inc, DPAC and DPAC Acquistion	For	Issuer	For	With
3	To Approve the proposal to amend the articles of incorporation of DPAC, to increase the number of authorized shares of common stock to 120 million.	Against	Issuer	For	With
4	To Approve the porposal to ratify the licensing transaction bewteen DPAC and Development Capital Ventures	For	Issuer	For	With
5	To Approve the proposal to amend and increase teh number of shares available for issuance under 1996 stock option plan.	Against	Issuer	For	With

DYNATRONICS CORPORATION

Ticker Symbol:DYNT	Cusip Number:268157104
Record Date: 10/10/2005	Meeting Date: 11/22/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Approval of the proposed 2005 equity incentive award plan.	Against	Issuer	For	With
3	Ratify the appointment of Tanner LC as the independent registered public accountants for fiscal year ending June 30, 2006.	For	Issuer	For	With

EMAGIN CORPORATION

Ticker Symbol:EMA	Cusip Number:29076N107
Record Date: 8/18/2005	Meeting Date: 9/30/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Against	Issuer	For	With
2	Approve Emagin's 2005 employee stock purchase plan	Against	Issuer	For	With
3	Amend the 2003 stock option plan to provide for grants of shares of common stock in addition to options to purchase	Against	Issuer	For	With
4	Propose to increase the number of authorized shares of common stock issuable pursuant to the 2004 non-employee stock plan	Against	Issuer	For	With
5	to ratify Eisner LLP as teh independent auditors for Fiscal year 2005	For	Issuer	For	With

EMERGENCY FILTRATION PROCUCTS, INC

Ticker Symbol:EMF	Cusip Number:290925106
Record Date: 9/16/2005	Meeting Date: 10/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Consider and act upon the ratification of the appointment of Piercy, Bowler, Taylor & Kern as independent public accountants	For	Issuer	For	With
3	Transact such other business as may properly come before the annual meeting.	Against	Issuer	For	With

EPLUS INC

Ticker Symbol:PLUS	Cusip Number:294268107
Record Date: 7/25/2005	Meeting Date: 9/22/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify the appointment of Deloitte & Touche LLP as independent auditors	For	Issuer	For	With

EVOLVING SYSTEMS, INC

Ticker Symbol:EVOL	Cusip Number:30049R100
Record Date: 4/4/2006	Meeting Date: 6/1/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Ratify the selection of independent registered public accounting fimr	For	Issuer	For	With
1	Elect Directors	For	Issuer	For	With

EYE DYNAMICS INC

Ticker Symbol:EYDY	Cusip Number:30229D103
Record Date: 8/29/2005	Meeting Date: 9/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
3	To approve an amendment to the restated certificate of incorporation conditionally changing the company's name to Acunetx, Inc	For	Issuer	For	With
4	To approve new bylaws	For	Issuer	For	With
2	Approve an amendment to the articles of incorporation increasing the authorized number of shares	Against	Issuer	For	With

FREQUENCY ELECTRONICS, INC

Ticker Symbol:FEI	Cusip Number:358010106
Record Date: 8/26/2005	Meeting Date: 9/29/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify the appointment of Holtz Rubenstein Reminick as independent auditors	For	Issuer	For	With
3	To adpot the Frequency Electronics 2005 stock award plan	Against	Issuer	For	With

ICORIA, INC

Ticker Symbol:ICOZ	Cusip Number:451045108
Record Date: 11/2/2005	Meeting Date: 12/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Accept agreement and plan of merger, dated as of September 19, 2005.	For	Issuer	For	With
2	To permit the proxies named herein to adjourn the special meeting to solicit sufficient votes	For	Issuer	For	With

INTERNATIONAL MONETARY SYTSTEMS, TD

Ticker Symbol:INLM	Cusip Number:46004U102
Record Date: 5/10/2006	Meeting Date: 6/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect directors	For	Issuer	For	With
2	Ratify Webb & Company as auditors for the 2006 financial statements	For	Issuer	For	With

INTERNET AMERICA, INC

Ticker Symbol:GEEK	Cusip Number:40658Y109
Record Date: 10/28/2005	Meeting Date: 12/6/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Director	For	Issuer	For	With

LIONBRIDGE

Ticker Symbol:LION	Cusip Number:536252109
Record Date: 10/10/2005	Meeting Date: 11/10/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To Adopt and approve the 2005 stock incentive plan.	For	Issuer	For	With
2	To transact such other business as may properly come before the special meeting	Against	Issuer	For	With

LJ INTERNATIONL INC

Ticker Symbol:JADE	Cusip Number:G55312105
Record Date: 8/12/2005	Meeting Date: 9/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Approve the establishmnet of the 2005 stock compensation plan	For	Issuer	For	With

MAD CATZ INTERACTIVE INC

Ticker Symbol:MCZ	Cusip Number:556162105
Record Date: 7/22/2005	Meeting Date: 8/22/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	Appoint KPMG LLP as independent registered public account firm	For	Issuer	For	With

NETWOLVERS CORPORATION

Ticker Symbol:WOLV	Cusip Number:64120V102
Record Date: 2/17/2006	Meeting Date: 4/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	Approve 2006 stock plan	Against	Issuer	For	With

NEW DRAGON ASIA CORPORATION

Ticker Symbol:NWD	Cusip Number:64378H102
Record Date: 4/20/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify the selections of Grobstein, Horwath & Company as independent accountants for year ending December 25, 2006.	For	Issuer	For	With

NUANCE COMMUNICATION INC

Ticker Symbol:NUAN	Cusip Number:67020Y100
Record Date: 2/3/2006	Meeting Date: 3/31/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Approve the amended and restated 2000 stock plan.	For	Issuer	For	With
3	Approve the amended and restated 1995 directors's stock option plan.	For	Issuer	For	With
4	Approve the amended and restated 1995 employee stock purchase plan.	For	Issuer	For	With

ONSECREEN TECHNOLOGIES INC

Ticker Symbol:ONSC	Cusip Number:68283P109
Record Date: 5/4/2006	Meeting Date: 6/29/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adoption of amendment of the company's articles of incorporation, to increase the number of authorized common shares	Against	Issuer	For	With

PAINCARE HOLDINGS, INC

Ticker Symbol:PRZ	Cusip Number:69562E104
Record Date: 9/30/2005	Meeting Date: 11/4/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	To transact such other business as may properly come before the meeting	Against	Issuer	For	With

PAINCARE HOLDINGS, INC

Ticker Symbol:PRZ	Cusip Number:69562E104
Record Date: 7/8/2005	Meeting Date: 8/9/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve an amendment to the company's articles of incorporation to increase the authorized number of shares of common stock	Against	Issuer	For	With

P-COM INC

Ticker Symbol:PCOM	Cusip Number:693262305
Record Date: 7/1/2005	Meeting Date: 8/12/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	Ratify the appoint of Aidman, Piser & Comp as independent auditors for 2005	For	Issuer	For	With
3	Amend our certificate of incorporation (COI) to increase our authorized common stock	Against	Issuer	For	With
4	Amend certificate of incorporation to effect a recapitalization whereby each outstanding share ouf serice C preferred stock will be converted to series G preferred stock and common stock	Against	Issuer	For	With
5	Amend our COI to eliminate the provision that divides our board into three classes	For	Issuer	For	With
6	Amend our COI to change our corporate name to Wave Wireless Corporation	For	Issuer	For	With
7	To grant our managment the discretionary authoruity to adjourn the meeting, if necessary to enable the Board to solicit additonal proxies in favor of any of the proposals listed above	For	Issuer	For	With

PHARSIGHT CORP

Ticker Symbol:PHST	Cusip Number:71721Q101
Record Date: 6/20/2005	Meeting Date: 8/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for fiscal year 03/31/06	For	Issuer	For	With

PROGRESSIVE GAMING INTERNATIONAL CO

Ticker Symbol:PGIC	Cusip Number:74332S102
Record Date: 5/9/2006	Meeting Date: 6/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Against	Issuer	For	With
2	Ratify the selection of Ernst & Young LLP as independent registered public accounting firm for 12/3/106	For	Issuer	For	With

PROVECTUS PHARMACEUTICALS INC

Ticker Symbol:PVCT	Cusip Number:74373F100
Record Date: 4/24/2006	Meeting Date: 6/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Against	Issuer	For	With
2	Approval to amend the 2002 stock plan to increase the number of shares reserved	For	Issuer	For	With

REAL MEDIA, INC.

Ticker Symbol:TFSM	Cusip Number:901314203
Record Date: 9/9/2005	Meeting Date: 11/1/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of directors.	For	Issuer	For	With
2	Amend the company's 2002 stock incentive plan to increase the number of incentives available for grant and certain amendments thereto.	Against	Issuer	For	With
3	Ratify the appointment of Goldstein Golub Kessler LLP as the independent certified public accountants of 24/7 Real Media, Inc., for the fiscal year ending 12/31/05.	For	Issuer	For	With
4	Authority to vote in their discretion on other matters as may come before the meeting or any adjournment or postponement.	Against	Issuer	For	With

SCANSOFT INC

Ticker Symbol:SSFT	Cusip Number:80603P107
Record Date: 7/27/2005	Meeting Date: 8/31/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve the issuance of shares of common stock in connection with a two step merger as contemplated by the agreement and plan of merger dated 5/9/05	For	Issuer	For	With
2	Approve the stock purchase agreement, dated 5/5/05 by and among Scansoft and Warburg Pincus Equity VIII, LP	For	Issuer	For	With
3	Approve the assumption of stock options outstanding under the Nuance stock option plans	Against	Issuer	For	With

SOCKET COMMUNICATIONS INC

Ticker Symbol:SCKT	Cusip Number:833672108
Record Date: 2/21/2006	Meeting Date: 4/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	Ratify the appointment of Moss Adams LLP as independent public accountants for fiscal year ending 12-31-06.	For	Issuer	For	With

SONTRA MEDICAL CORPORATION

Ticker Symbol:SONT	Cusip Number:83568W109
Record Date: 3/29/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
5	Ratify the appointment of Wolf & Company as independent registered public accounting firm for fiscal year	For	Issuer	For	With
1	Elect direcotrs	Split	Issuer	For	With
2	Amend the company's 2003 stock option and incentive plan	Against	Issuer	For	With
3	Authorize the Board to effect a 1 for 5 reverse stock split	For	Issuer	For	With
4	Authorize the Board to effect a 1 for 10 reverse stock split, without further approval of shareholders	Against	Issuer	For	With

STONEPATH GROUP, INC

Ticker Symbol:STG	Cusip Number:861837102
Record Date: 8/15/2005	Meeting Date: 10/7/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	Ratify the appointment of Grant Thornton LLP as auditors for the fiscal year ending 12/31/05	For	Issuer	For	With

STONEPATH GROUP, INC

Ticker Symbol:STG	Cusip Number:861837102
Record Date: 4/4/2006	Meeting Date: 5/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	Ratify the appointment of Grant Thornton LLP as auditors for year ending December 31, 2006	For	Issuer	For	With
1	Elect Directors	Split	Issuer	For	With
2	Approve issuance of more shares of common stock under a convertible note and warrant issued to Laurus Master Fund	Against	Issuer	For	With

TEGAL CORP

Ticker Symbol:TGAL	Cusip Number:879008100
Record Date: 7/27/2005	Meeting Date: 9/13/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	To approve the 7th amended and restated 1998 equity participation plan	Against	Issuer	For	With
3	Approve the fifth amended and restated option plan for outside directors	Against	Issuer	For	With
4	Approve an amendment to our certificate to increase the authorized shares of stock	Against	Issuer	For	With
5	Approve a financing transaction in which directors may sell and issue to private investors shares of common stock and warrents	Against	Issuer	For	With
6	Approve an amendment to our certificate of incorporation to allow the Board to adopt, amend or repeal our bylaws	Against	Issuer	For	With
7	Ratify the appointment of Moss Adams LLP as independent registered accounting firm for year ending 3/31/06	For	Issuer	For	With

THE PRINCETON REVIEW, INC

Ticker Symbol:REVU	Cusip Number:742352107
Record Date: 4/20/2006	Meeting Date: 6/15/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With
2	To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for year ending Dec 31, 2006	For	Issuer	For	With

TIDEL TECHNOLOGIES INC

Ticker Symbol:ATMS	Cusip Number:886368109
Record Date: 10/31/2005	Meeting Date: 12/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve the sales of substantially all the assets of the company's ATM business.	For	Issuer	For	With
2	To approve adjournments of the special meeting if deemed necessary to facilitate the approval of the sales of the assets of the ATM business.	For	Issuer	For	With

VOXWARE, INC

Ticker Symbol:VOXW	Cusip Number:92906L105
Record Date: 10/17/2005	Meeting Date: 11/23/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect Directors	For	Issuer	For	With
2	To authorize Board ato amen our amended and restated certificate of incorporation to effect a reverse split of our outstanding common at a ratio of 1 for 150.	Against	Issuer	For	With
3	To authorize our Board to amend our and restated certificate of incorporation to reduce the total number of authorized shares of common stock.	For	Issuer	For	With
4	To authorize our Board to amend our amended and restated certificate of incorporation to reduce the total number of authorized shares of undesignated preferred stock.	For	Issuer	For	With
5	To amend our 2003 stock incentive plan to increase the maximum number of shares of common stock reserved or issuance by an additional 150,000.	For	Issuer	For	With
6	To ratify the appointment of BDO Seidman, LLP as independent registered public accountant of the company for the year ending June 30, 2006.	For	Issuer	For	With

WAVERIDER COMMUNICATIONS INC

Ticker Symbol:WAVR	Cusip Number:943570408
Record Date: 2/8/2006	Meeting Date: 3/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve and adopt the agreement and plan of merger, dated January 3, 2006, among Wave Wireless Corporation, Waverider Communications Inc and Wave Acquisition Corporataion	For	Issuer	For	With
2	Approve any motion for adjournment or postponement of the special meeting	For	Issuer	For	With

WESTELL TECHNOLOGIES INC

Ticker Symbol:WSTL	Cusip Number:957541105
Record Date: 7/25/2005	Meeting Date: 9/22/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify Ernst & Yound LLP as auditors	For	Issuer	For	With

WPCS INTERNATIONAL INC

Ticker Symbol:WPCS	Cusip Number:92931L203
Record Date: 8/11/2005	Meeting Date: 9/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Against	Issuer	For	With
2	Approve the appoinment of JH Cohn LLP as independent registerd public accounting firm	Against	Issuer	For	With
3	Approve the 2006 stock incentive plan	Against	Issuer	For	With

WYNDHAM INTERNATIONAL INC

Ticker Symbol:WYHM	Cusip Number:983101106
Record Date: 6/15/2005	Meeting Date: 8/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	To adopt the agreement and plan of merger, dated 6/14/05	For	Issuer	For	With
3	Adopt the recapitalization and merger agreement by and among Wyndham, WI Merger Sub, Etc.	For	Issuer	For	With
4	Ratify the appointment of PriceWaterhouseCoopers LLP as independent registered accounting firm for 2005	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

* Amy L. Siesennop

President

By /s/Joel R. Blumenschein

* Joel R. Blumenschein

Vice President

Date: August 23, 2006

*Print the name and title of each signing officer under his or her signature.